SCHEDULE OF ACCOUNTS RECEIVABLE (Details) - CAD ($)	Sep. 30, 2025	Dec. 31, 2024
Accounts Receivable
Trades receivables	$ 115,310	$ 113,422
Income tax advances	37,379	66,444
Interest receivable	347,377	134,823
Due from shareholders	1,234	1,025
Accounts receivable	$ 501,300	$ 315,714